Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 06, 2015	May. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	May. 22, 2015
Common stock par value				$ 0.001
Preferred Stock issued			0	0
Preferred Stock outstanding			0	0
Common stock issued			12,392,115	5,493,200
Common stock outstanding			12,392,115	5,493,200
Conversion of common stock					324.082
Parent Common Stock issued to holders of Akoustis stock					5,500,006
Private placement offering in shares					3,531,104
private placement offering price per share					$ 1.50
Proceeds from private placement offering		$ 5,296,656			$ 5,296,656
Proceeds from convertible notes				$ 655,000	645,000
Placement agent fees and expenses					$ 762,392
Private placement offering		3,531,104	3,362,104
Parent and Akoustis Acquisition Corp. [Member]
Cancellation of common stock		9,854,019
Common stock par value						$ 0.001
Preferred Stock issued						5,300
Preferred Stock outstanding						5,300
Common stock issued						11,671
Common stock outstanding						11,671
Conversion of common stock		324.082
Parent Common Stock issued to holders of Akoustis stock						5,500,006
Private placement offering in shares		3,531,104
private placement offering price per share						$ 1.50
Proceeds from private placement offering		$ 5,296,656
Proceeds from convertible notes		645,000
Placement agent fees and expenses		$ 762,392
Subsequent Event [Member]
Private placement offering	7,876,310